STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Apr. 05, 2011		$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Apr. 05, 2011		0
Sale of ordinary shares to Sponsors		0	25,000	0	25,000
Sale of ordinary shares to Sponsors (in shares)		1,150,000
Share increase as a result of a 1.25 for 1 forward stock split* (in shares)	[1]	287,500
Net loss for the period				(27,124)	(27,124)
Balance at Mar. 31, 2012		$ 0	$ 25,000	$ (27,124)	$ (2,124)
Balance (in shares) at Mar. 31, 2012		1,437,500

[1]	includes shares after the Forward Split effectuated on May 24, 2012